Prepaid expenses and other current assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Prepaid expenses and other current assets
Other prepaid expenses		$ 214,874	$ 81,803
Sales commission to travel agencies		190,052	151,342
Advances to suppliers		175,830	163,044
Flight credits		123,964	389,927
Prepaid insurance		85,418	64,309
Total	$ 38,387	$ 790,138	$ 850,425